Deerfield Warrants (Tables)	9 Months Ended
Sep. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of valuation inputs	Key inputs for the valuation of the warrant obligation as of September 30, 2022 were as follows:

As of
September 30, 2022
Exercise price in USD	24.70 and 28.07
Share price in USD	4.82
Risk-free interest rate	4.2%
Expected volatility	80%
Expected term (months)	31.7 months
Dividend yield	—
Black-Scholes value in USD	0.69 and 0.60